(3) Acquisitions, Goodwill and Other Intangible Assets: Goodwill and intangible assets 2011 (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Goodwill		$ 375,000	$ 5,889,395
FiniteLivedRoyaltyAgreement	16,620,567
Accumulated amortization	(1,035,017)	(801,905)	(485,393)
Other intangible assets, net of accumulated amortization	16,670,567
Intangible assets, net of accumulated amortization	15,635,550
Patent
Other intangible assets, net of accumulated amortization	50,000
Intangible assets, net of accumulated amortization	31,017
International Surveillance Services Corp
FiniteLivedRoyaltyAgreement	5,003,583
Other intangible assets, net of accumulated amortization	5,003,583
Intangible assets, net of accumulated amortization	4,503,225
Scenario, Previously Reported | MMSMember
Goodwill		375,000	3,401,327
Trade name		120,000	120,000
Non-compete agreements		2,000	2,000
Total other intangible assets		122,000	122,000
Accumulated amortization		(40,664)	(32,667)
Other intangible assets, net of accumulated amortization		81,336	89,333
Intangible assets, net of accumulated amortization		456,336	3,490,660
Scenario, Previously Reported | CPIMember
Goodwill		0	2,488,068
Trade name		99,000	99,000
Customer relationships		6,000	6,000
Non-compete agreements		6,000	6,000
Total other intangible assets		111,000	111,000
Accumulated amortization		(43,700)	(35,900)
Other intangible assets, net of accumulated amortization		67,300	75,100
Intangible assets, net of accumulated amortization		67,300	2,563,168
Scenario, Previously Reported | BRSMember
Trade name		10,000	10,000
Software		380,001	380,001
Total other intangible assets		390,001	390,001
Accumulated amortization		(390,001)	(345,022)
Other intangible assets, net of accumulated amortization			44,979
Intangible assets, net of accumulated amortization			44,979
Scenario, Previously Reported
Goodwill		375,000	5,889,395
Trade name		229,000	229,000
Software		380,001	380,001
Customer relationships		6,000	6,000
Patent license agreement		50,000	50,000
Non-compete agreements		8,000	8,000
FiniteLivedRoyaltyAgreement		5,003,583	5,003,583
Total other intangible assets		5,676,584	5,676,584
Accumulated amortization		(801,905)	(485,393)
Other intangible assets, net of accumulated amortization		4,874,679	5,191,191
Intangible assets, net of accumulated amortization		5,249,679	11,080,586
Scenario, Previously Reported | Patent
Patent license agreement		50,000	50,000
Total other intangible assets		50,000	50,000
Accumulated amortization		(14,816)	(9,259)
Other intangible assets, net of accumulated amortization		35,184	40,741
Intangible assets, net of accumulated amortization		35,184	40,741
Scenario, Previously Reported | International Surveillance Services Corp
FiniteLivedRoyaltyAgreement		5,003,583	5,003,583
Total other intangible assets		5,003,583	5,003,583
Accumulated amortization		(312,724)	(62,545)
Other intangible assets, net of accumulated amortization		4,690,859	4,941,038
Intangible assets, net of accumulated amortization		$ 4,690,859	$ 4,941,038